UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	March 31, 2007
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	4/16/2007
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

American International Group	COMMON STOCK 026874107	101,195	  1,505,426	    X               832,571	 672,855
Automatic Data Processing, Inc.	COMMON STOCK 053015103	186,195	  3,847,004	    X             2,068,142    1,778,862
Coca Cola Company		COMMON STOCK 191216100	105,602	  2,200,052	    X             1,200,466	 999,586
Colgate Palmolive Co.	        COMMON STOCK 194162103	138,133	  2,068,173	    X             1,133,396	 934,777
Costco Wholesale Corp.	        COMMON STOCK 22160K105	103,537	  1,923,057	    X             1,047,527	 875,530
Ebay Inc.	                COMMON STOCK 24702r101	121,972	  3,679,403	    X             2,014,888    1,664,515
Electronic Arts Inc.	        COMMON STOCK 278642103	108,278	  2,150,073	    X             1,122,228    1,027,845
FedEx Corp.	                COMMON STOCK 285512109	103,204	    960,664	    X               522,844	 437,820
General Electric Co.	        COMMON STOCK 369604103	176,178	  4,982,413	    X             2,684,982    2,297,431
Genzyme Corp.	                COMMON STOCK 372917104	172,139	  2,868,028	    X             1,567,676    1,300,352
Johnson & Johnson	        COMMON STOCK 478160104	104,026	  1,726,280	    X               926,739	 799,541
Lowes Co. Inc.	                COMMON STOCK 548661107	137,029	  4,351,506	    X		  2,394,906    1,956,600
Medtronic Inc.	                COMMON STOCK 585055106	103,245	  2,104,470	    X	          1,136,755	 967,715
Microsoft Corp.	                COMMON STOCK 594918104	155,958	  5,595,896	    X             3,070,342    2,525,554
Pepsico Inc.	                COMMON STOCK 713448108	177,730	  2,796,248	    X             1,492,423    1,303,825
Procter & Gamble Co.	        COMMON STOCK 742718109	172,733	  2,734,855	    X             1,485,030    1,249,825
Qualcomm Inc.	                COMMON STOCK 747525103	144,065	  3,377,044	    X             1,793,074    1,583,970
SAP AG ADR	                COMMON STOCK 803054204	 85,635	  1,917,907	    X             1,000,267      917,640
Staples Inc.	                COMMON STOCK 855030102	205,921	  7,969,088	    X             4,323,375    3,645,713
Starbucks Corporation	        COMMON STOCK 855244109	114,009	  3,635,498	    X             1,855,268    1,780,230
State Street Corp.	        COMMON STOCK 857477103	138,736	  2,142,637	    X             1,150,263	 992,374
Stryker Corp.	                COMMON STOCK 863667101	112,550	  1,697,074	    X               934,244	 762,830
Sysco Corp. 	                COMMON STOCK 871829107	140,705	  4,159,191	    X             2,260,811    1,898,380
Teva Pharmaceuticals Ind. ADR	COMMON STOCK 881624209	152,725	  4,080,287	    X             2,219,310    1,860,977
Whole Foods Market Inc.	        COMMON STOCK 966837106	105,568	  2,353,794	    X             1,288,949    1,064,845



Total						      3,367,068



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